Consolidated Statements of Profit and Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total Net Sales	$ 919,284	$ 716,697	$ 5,808,541	$ 2,083,123	$ 3,367,681	$ 3,939,473
Net affiliate sales					47,515
Cost of Sales	1,104,278	107,277	3,463,665	772,481	1,934,150	1,041,697
Gross Profit	(184,994)	609,420	2,344,876	1,310,642	1,481,046	2,897,776
Operating Expenses:
Sales & Marketing	272,123	554,667	1,146,457	957,558	1,556,291	1,996,363
General & Administrative	1,531,117	1,053,124	3,128,416	1,845,167	2,790,543	2,123,058
Depreciation & Amortization	291,955	238,617	868,089	669,827	972,135	523,380
Impairment					932,669
Payroll Expenses	805,075	406,107	2,574,418	853,264	1,430,840	1,400,951
Research and Development Cost	132,051	62,802	380,024	170,725	261,911	202,259
Total Operating Expenses	3,032,321	2,315,317	8,097,404	4,496,541	7,944,389	6,246,011
Operating Income (Loss)	(3,217,315)	(1,705,897)	(5,752,528)	(3,185,899)	(6,463,343)	(3,348,234)
Other Income (Expenses):
Total Other Income (Loss)	(1,438,293)	80,629	(2,357,705)	80,666	3,944,516	30,063
Income (Loss) Before Tax	(4,655,608)	(1,625,268)	(8,110,233)	(3,105,233)	(2,518,827)	(3,318,171)
Tax Provision
Net Income (Loss)	(4,655,608)	(1,625,268)	(8,110,233)	(3,105,233)	(2,518,827)	(3,318,171)
Deemed Dividend from Software Acquisition				(6,615,000)	(6,615,000)
Deemed Dividend for Common Control Acquistion	(7,766,850)		(7,766,850)
Deemed Dividend for Cashless Exercise of Warrant	(6,312,971)		(6,312,971)
Net Comprehensive loss attributed to Common Shareholders	$ (18,735,429)	$ (1,625,268)	$ (22,190,054)	$ (9,720,233)	$ (9,133,827)	$ (3,318,171)
Earning (Loss) per Share:
Basic	$ (0.27)	$ (0.13)	$ (0.53)	$ (0.29)	$ (0.22)	$ (0.37)
Diluted	(0.27)	(0.13)	(0.53)	(0.29)	(0.22)	(0.37)
Loss per share (attributable to common shareholders), basic	(1.09)	(0.13)	(1.46)	(0.90)	(0.79)	(0.37)
Loss per share (attributable to common shareholders), diluted	$ (1.09)	$ (0.13)	$ (1.46)	$ (0.90)	$ (0.79)	$ (0.37)
Weighted average of shares oustanding, basic	17,126,748	12,671,166	15,236,718	10,847,009	11,631,999	8,934,035
Weighted average of shares oustanding, diluted	17,126,748	12,671,166	15,236,718	10,847,009	11,631,999	8,934,035
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Sales	$ 919,284	$ 669,182	$ 5,016,549	$ 2,035,608
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total Net Sales		$ 47,515	$ 791,992	$ 47,515